Commitments and Contingencies (Details 3)	12 Months Ended
	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Korea Software Industry Promotion Agency KRW
Operating Leased Assets
Rental expenses under operating leases	2,342,000,000	2,342,000,000	2,796,000,000
Lease agreement, guarantee deposit	937,000,000	5,569,000,000		859,000	905,000,000
Future minimum rental payments
2015	1,671,000,000
2016	1,586,000,000
Total operating lease due	3,257,000,000